Risks and Concentration - Supplier's concentration (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total purchases | Supplier concentration risk | Supplier A
Risks and Concentration
Concentration risk percentage	13.00%
Total purchases | Supplier concentration risk | Supplier B
Risks and Concentration
Concentration risk percentage		11.00%	11.00%
Accounts receivables | Customer concentration risk | Customer A
Risks and Concentration
Concentration risk percentage	15.00%